CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Interest paid	$ 96	$ 101	$ 146
Interest received	$ 32	$ 1	$ 4